Deposits	12 Months Ended
Dec. 31, 2025
Disclosure of deposits [abstract]
Deposits

NOTE 23. DEPOSITS
Deposits break down as follows as of the indicated dates:

	12.31.25	12.31.24
In Pesos	15,476,697,922	14,341,725,780
Checking Accounts	2,549,985,819	2,632,389,785
Savings Accounts	5,242,183,113	5,784,141,573
Time Deposits	7,378,579,214	5,406,661,451
Time Deposits – UVA	42,232,395	116,748,826
Others	81,237,730	93,373,053
Interest and Adjustments	182,479,651	308,411,092
In Foreign Currency	12,192,242,030	10,171,505,446
Checking Accounts	3	—
Savings Accounts	9,994,430,129	9,425,729,993
Time Deposits	2,174,637,967	718,621,123
Others	18,268,961	25,744,373
Interest and Adjustments	4,904,970	1,409,957
Total	27,668,939,952	24,513,231,226
The concentration of deposits is detailed in Schedule H.
The breakdown of deposits by remaining term is detailed in Schedule I.
The breakdown of deposits by sector is detailed in Schedule P.
Related-party information is disclosed in Note 51.